Condensed Cash Flow Statement of Aegon N.V. (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cash flow statement [Line Items]
Result before tax	€ 2,400	€ (364)	€ 1,453
Net cash flows from operating activities	(1,796)	(2,854)	7,302
Net cash flows from investing activities	(54)	(139)	(86)
Issuance of treasury shares	0		1
Repayment of perpetuals	(212)		(1,343)
Dividends paid	(121)	(63)	(309)
Net cash flows from financing activities	300	(778)	(3,730)
Aegon N V [member]
Disclosure of cash flow statement [Line Items]
Result before tax	1,926	(185)	1,196
Adjustments	(1,691)	(330)	(1,526)
Net cash flows from operating activities	235	(515)	(330)
Dividends and capital repayments of subsidiaries, associates and joint ventures	500	606	647
Other	(3)	(1)	(1)
Net cash flows from investing activities	497	605	646
Issuance of perpetuals			496
Issuance of treasury shares			1
Purchase of treasury shares	(231)	(59)	(318)
Issuance and repurchase of borrowings	197	(58)	1,074
Repayment of perpetuals	(212)		(1,343)
Dividends paid	(121)	(63)	(309)
Coupons on perpetual securities	(52)	(55)	(112)
Net cash flows from financing activities	(417)	(235)	(512)
Net increase / (decrease) in cash and cash equivalents	€ 316	€ (146)	€ (196)